Statements of Changes in Shareholders’ Equity ₪ in Thousands, $ in Thousands		Share capital ILS (₪)	Share capital USD ($)	[1]	Share premium ILS (₪)	Share premium USD ($)	Accumulated deficit ILS (₪)	Accumulated deficit USD ($)	ILS (₪)	USD ($)
Balance at Dec. 31, 2017		[1]			₪ 179,669		₪ (123,417)		₪ 56,252
Total comprehensive loss							(87,727)		(87,727)
Share-based compensation					260				260
Balance at Dec. 31, 2018	[1]				179,929		(211,144)		(31,215)
Total comprehensive loss							(109,194)		(109,194)
Issuance of Ordinary shares, net of issuance costs					70,270				70,270
Exercise of options					1,402				1,402
Share-based compensation					3,684				3,684
Balance at Dec. 31, 2019		[1]			255,285		(320,338)		(65,053)
Total comprehensive loss							(4,455)		(4,455)	$ (1,386)
Exercise of warrants					45,274				45,274
Exercise of options					166				166
Share-based compensation					9,472				9,472	2,946
Balance at Dec. 31, 2020		[1]			₪ 310,197		₪ (324,793)		₪ (14,596)	(4,540)
Balance (in Dollars) at Dec. 31, 2020 | $						$ 96,484		$ (101,024)		$ (4,540)

[1]	Represents less than NIS\USD 1.